Schedule of Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Trade accounts payable	$ 672	$ 1,187
Salaries, employment taxes and benefits	102	474
Accrued audit fees	144	144
Accrued research and development costs	843	23
Other accrued liabilities	352	371
Payables and accrued liabilities	$ 2,113	$ 2,199